Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance is set forth in the table below for the last five fiscal years. No Company-Selected Measures have been included as we do not use financial performance measures to determine executive compensation.

					Value of Initial Fixed $100
			Average	Average	Investment Based On
	Summary		Summary	Compensation		Peer Group
	Compensation	Compensation	Compensation	Actually Paid to	Total	Total
	Table Total for	Actually Paid to	Table Total for	Non-	Shareholder	Shareholder	Net Income
Year	PEO	PEO	Non-PEO NEOs	PEO NEOs	Return	Return	(Loss)
2020	516,716	516,716	277,543	277,543	716.00	123.76	24,223,013
2021	11,517,800	4,017,198	1,272,775	616,648	462.00	149.40	56,064,241
2022	1,077,804	8,578,406	276,437	932,740	109.33	119.97	5,078,557
2023	1,149,450	1,149,450	280,462	280,462	74.00	122.89	(7,011,036)
2024	1,188,645	1,188,645	279,346	279,346	46.67	132.72	(11,886,524)

PEO Total Compensation Amount	$ 1,188,645	$ 1,149,450	$ 1,077,804	$ 11,517,800	$ 516,716
PEO Actually Paid Compensation Amount	1,188,645	1,149,450	8,578,406	4,017,198	516,716
Non-PEO NEO Average Total Compensation Amount	279,346	280,462	276,437	1,272,775	277,543
Non-PEO NEO Average Compensation Actually Paid Amount	279,346	280,462	932,740	616,648	277,543
Total Shareholder Return Amount	46.67	74	109.33	462	716
Peer Group Total Shareholder Return Amount	132.72	122.89	119.97	149.4	123.76
Net Income (Loss)	$ (11,886,524)	$ (7,011,036)	$ 5,078,557	$ 56,064,241	$ 24,223,013